Organization and Summary of Significant Accounting Policies - Antidilutive Securities (FY) (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities that are antidilutive			8,170	2,848
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities that are antidilutive	1,031	391	368	415
Outstanding warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities that are antidilutive	13,095	7,270	7,084	2,318
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities that are antidilutive	419	721	718	115